RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Risk Management [Abstract]
Foreclosed assets received	$ 188,245	$ 106,030
Foreclosed assets sold	$ 52,785	$ 64,038